Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2023
Regulatory Capital Requirements
Regulatory Capital Requirements

Note 22.  Regulatory Capital Requirements

The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory – and possibly additional discretionary – actions by regulators that, if undertaken, could have a direct material effect on the Company’s and the Bank’s financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance-sheet items, as calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.  Additional prompt corrective action capital requirements are applicable to banks, but not to bank holding companies.

Under current banking rules governing required regulatory capital, the Company and the Bank are required to maintain minimum amounts and ratios (set forth in the table on the following page) of Common equity tier 1, Tier 1 and Total capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital (as defined) to average assets (as defined).  The Company’s non-cumulative Series A preferred stock ($1.5 million liquidation preference in 2023 and 2022) is includable without limitation in its Common equity tier 1 and Tier 1 capital.  The Company is allowed to include in Common equity tier 1 and Tier 1 capital an amount of trust preferred securities equal to no more than 25% of the sum of all core capital elements, which is generally defined as shareholders’ equity, less certain intangibles, including goodwill, net of any related deferred income tax liability or asset, with the balance includable in Tier 2 capital.  Management believes that, as of December 31, 2023, the Company and the Bank met all capital adequacy requirements to which they were subject.

As of December 31, 2023, the Bank was considered well capitalized under the regulatory capital framework for Prompt Corrective Action and the Company exceeded currently applicable consolidated regulatory guidelines for capital adequacy.

The following table shows the regulatory capital ratios for the Company and the Bank as of December 31:

					Minimum		Minimum
			Minimum		For Capital		To Be Well
			For Capital		Adequacy Purposes		Capitalized Under
			Adequacy		with Conservation		Prompt Corrective
	Actual		Purposes		Buffer (1)		Action Provisions (2)
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2023
Common equity tier 1 capital
(to risk-weighted assets)
Company	$91,886	11.89%	$34,770	4.50%	$54,086	7.00%	N/A	N/A
Bank	$105,390	13.65%	$34,737	4.50%	$54,036	7.00%	$50,176	6.50%
Tier 1 capital (to risk-weighted assets)
Company	$106,273	13.75%	$46,360	6.00%	$65,676	8.50%	N/A	N/A
Bank	$105,390	13.65%	$46,317	6.00%	$65,615	8.50%	$61,755	8.00%
Total capital (to risk-weighted assets)
Company	$115,944	15.01%	$61,813	8.00%	$81,130	10.50%	N/A	N/A
Bank	$115,051	14.90%	$61,755	8.00%	$81,054	10.50%	$77,194	10.00%
Tier 1 capital (to average assets)
Company	$106,273	9.57%	$44,401	4.00%	N/A	N/A	N/A	N/A
Bank	$105,390	9.50%	$44,376	4.00%	N/A	N/A	$55,470	5.00%

December 31, 2022:
Common equity tier 1 capital
(to risk-weighted assets)
Company	$82,770	11.74%	$31,731	4.50%	$49,359	7.00%	N/A	N/A
Bank	$96,112	13.64%	$31,703	4.50%	$49,315	7.00%	$45,793	6.50%
Tier 1 capital (to risk-weighted assets)
Company	$97,157	13.78%	$42,308	6.00%	$59,936	8.50%	N/A	N/A
Bank	$96,112	13.64%	$42,270	6.00%	$59,883	8.50%	$56,361	8.00%
Total capital (to risk-weighted assets)
Company	$105,971	15.03%	$56,410	8.00%	$74,038	10.50%	N/A	N/A
Bank	$104,918	14.89%	$56,361	8.00%	$73,973	10.50%	$70,451	10.00%
Tier 1 capital (to average assets)
Company	$97,157	9.24%	$42,047	4.00%	N/A	N/A	N/A	N/A
Bank	$96,112	9.15%	$42,025	4.00%	N/A	N/A	$52,531	5.00%

(1) Conservation Buffer is calculated based on risk-weighted assets and does not apply to calculations of average assets.

(2) Applicable to banks, but not bank holding companies.

The Company’s ability to pay dividends to its shareholders is largely dependent on the Bank’s ability to pay dividends to the Company.  In general, a national bank may not pay dividends that exceed net income for the current and preceding two years.  Regardless of statutory restrictions, as a matter of regulatory policy, banks and bank holding companies should pay dividends only out of current earnings and only if, after paying such dividends, they remain adequately capitalized.